INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

The Company has primarily incurred losses since inception. A current state income tax provision of $4,000 has been recorded for state minimum and net worth taxes. Significant components of the Company’s net deferred tax assets and liabilities are shown in the table below.

	Year ended June 30,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$22,222,000	$21,553,000
Research and development credit carryforward	27,000	27,000
Capitalized research and development expenses	2,323,000	1,987,000
Stock compensation	20,000	638,000
Disallowed interest expense	740,000	431,000
Lease liability	322,000	567,000
Other, net	2,138,000	1,785,000
Gross deferred tax assets	27,792,000	26,988,000
Less valuation allowance	(27,508,000)	(26,483,000)
Total deferred tax assets	284,000	505,000

Deferred tax liabilities:
Right of use asset	(284,000)	(505,000)
Total deferred tax liabilities	(284,000)	(505,000)
Total net deferred tax liabilities	$–	$–

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate at June 30, 2025 and 2024, due to the following:

	Year ended June 30,
	2025	2024
Federal income taxes at 21%	$(1,401,000)	$(1,749,000)
State income taxes, net	(223,000)	(546,000)
Permanent differences and other	178,000	241,000
Other true ups	425,000	270,000
Change in valuation allowance	1,025,000	1,787,000
Provision for income taxes	$4,000	$3,000